Schedule of Property and Equipment net (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 7,132	$ 7,129	$ 7,948
Less: accumulated depreciation	(3,434)	(3,189)	(2,174)
Total, net	3,698	3,940	5,774
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	653	653	653
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	647	639	619
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	881	881	881
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	3,388	3,388	3,388
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 1,563	$ 1,568	$ 2,407